Notes to consolidated statement of profit and loss and other comprehensive income - Income tax expense - Deferred tax assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expense - Deferred tax assets
Unused tax losses for which no deferred tax asset recognised			€ 113,600
Unused tax loss carried forward, which will expire in 2026			€ 1,300
Tax rate applicable			25.00%
Temporary differences and unused tax losses
Income tax expense - Deferred tax assets
Unrecognized deferred tax assets			€ 28,400	€ 21,000
Unused tax credits
Income tax expense - Deferred tax assets
Unrecognized deferred tax assets			€ 10	€ 6,600
Netherlands
Income tax expense - Deferred tax assets
Tax rate applicable			25.00%
Belgium
Income tax expense - Deferred tax assets
Tax rate applicable	25.00%	29.58%	33.99%